SEWARD & KISSEL LLP
1200 G Street, N.W.
Suite 350
Washington D.C. 20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

April 30, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Javelin Exchange-Traded Trust
File Nos. 333-156024 and 811-22125

Dear Sir or Madam:

On behalf of the Javelin Exchange-Traded Trust (the “Trust”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933.  In this regard, we certify that the Prospectus and Statement of the Additional Information for the Trust that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Trust’s registration statement.  That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 27, 2010.

Sincerely,

/s/ Bibb L. Strench
Bibb L. Strench